13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      November 14, 2006

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	76
Form 13F Information Table Value Total: 	$350823

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      306     4112 SH       SOLE                     4112
Abbott Laboratories            COM              002824100    11252   231720 SH       SOLE                   231720
American International Group   COM              026874107    12096   182547 SH       SOLE                   182547
Amgen                          COM              031162100      975    13625 SH       SOLE                    13625
Anadarko Petroleum Corp        COM              032511107    10648   242948 SH       SOLE                   242948
Anheuser Busch Co Inc          COM              035229103      305     6428 SH       SOLE                     6428
Applied Materials              COM              038222105     7080   399320 SH       SOLE                   399320
Arrowhead Research Corp        COM              042797100      100    20000 SH       SOLE                    20000
Automatic Data Processing      COM              053015103     8717   184127 SH       SOLE                   184127
Bank of America Corp           COM              060505104      524     9787 SH       SOLE                     9787
Berkshire Hathaway Inc Cl A    CL A             084670108     1150       12 SH       SOLE                       12
Berkshire Hathaway Inc Cl B    CL B             084670207      241       76 SH       SOLE                       76
BP Plc Spon Adr                SPONSORED ADR    055622104      367     5600 SH       SOLE                     5600
Cadbury Schweppes ADR F        ADR              127209302    10133   236920 SH       SOLE                   236920
Chevron Texaco Corp            COM              166764100      714    11004 SH       SOLE                    11004
Cisco Systems Inc.             COM              17275r102     8006   348409 SH       SOLE                   348409
Citigroup Inc                  COM              172967101     9774   196779 SH       SOLE                   196779
Cohen & Steers Slct Util Fd    COM              19248a109      598    26779 SH       SOLE                    26779
Colgate Palmolive              COM              194162103      210     3383 SH       SOLE                     3383
Comcast Corp Special Cl A      CL A SPL         20030n200    11619   315644 SH       SOLE                   315644
Conoco Phillips                COM              20825c104      232     3905 SH       SOLE                     3905
Costco                         COM              22160k105      283     5702 SH       SOLE                     5702
Dell Inc                       COM              24702r101     6179   270541 SH       SOLE                   270541
Devin Energy Corp              COM              25179m103     9271   146804 SH       SOLE                   146804
Diageo ADR                     SPON ADR NEW     25243q205    12765   179692 SH       SOLE                   179692
DRDGold                        SPONSORED ADR    26152h103       27    19400 SH       SOLE                    19400
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      924    45268 SH       SOLE                    45268
Evergreen Managed Income Fund  COM              30024y104     3742   223118 SH       SOLE                   223118
Exxon Corp                     COM              30231g102     1737    25881 SH       SOLE                    25881
Fannie Mae                     COM              313586109     7480   133782 SH       SOLE                   133782
Fiduciary Claymore Dynm EQ F   COM              31647t100      339    17790 SH       SOLE                    17790
Fifth Third Bancorp            COM              316773100     6257   164320 SH       SOLE                   164320
First Data Corporation         COM              319963104     9447   224940 SH       SOLE            	    224940
Freddie Mac                    COM              313400301    13905   209629 SH       SOLE                   209629
General Electric Company       COM              369604103    11316   320562 SH       SOLE                   320562
Goldman Sachs Group Inc        COM              38141g104     6866    40589 SH       SOLE                    40589
Home Depot Inc                 COM              437076102    11163   307784 SH       SOLE                   307784
Int'l Business Machines Corp   COM              459200101      374     4567 SH       SOLE                     4567
Intel Corp.                    COM              458140100      285    13857 SH       SOLE                    13857
Interdigital comm Corp         COM              45866a105      307     9000 SH       SOLE                     9000
International Game Technology  COM              459902102     8981   216417 SH       SOLE                   216417
Johnson & Johnson              COM              478160104      634     9769 SH       SOLE                     9769
JPMorgan Chase                 COM              46625h100      438     9325 SH       SOLE                     9325
Liberty Media Holding Int A    INT COM SER A    53071m104     4227   207399 SH       SOLE                   207399
Microsoft Corp.                COM              594918104    14517   530799 SH       SOLE                   530799
Morgan Stanley                 COM NEW          617446448      218     2992 SH       SOLE                     2992
National Oilwell Varco Inc     COM              637071101     5239    89480 SH       SOLE                    89480
Neuberger Berman CA Int Mun    COM              64123c101      399    27200 SH       SOLE                    27200
Novartis AG ADR                SPONSORED ADR   	66987V109     9977   170717 SH       SOLE                   170717
Nuveen CA Muni Value Fund      COM              67062c107     3383   335313 SH       SOLE                   335313
Nuveen CA Municipal Market Opp COM              67062u107      196    12600 SH       SOLE                    12600
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     1978   145671 SH       SOLE                   145671
Oracle Corp                    COM              68389x105      797    44951 SH       SOLE                    44951
Pepsico Inc                    COM              713448108    11219   171906 SH       SOLE                   171906
Pfizer Inc.                    COM              717081103    10553   372125 SH       SOLE                   372125
Pimco Floating Rate Strtgy F   COM              72201j104     3205   169073 SH       SOLE                   169073
Pimco High Income Fund         COM              722014107      812    51550 SH       SOLE                    51550
PNC Financial Services Group   COM              693475105      298     4115 SH       SOLE                     4115
Procter & Gamble Co            COM              742718109      383     6184 SH       SOLE                     6184
Qualcomm Inc                   COM              747525103    24412   671587 SH       SOLE                   671587
Radica Games LTD               ORD              G7342h107      525    45536 SH       SOLE                    45536
Royal Dutch Shell Plc - Adr A  SPON ADR A       780259206      237     3589 SH       SOLE                     3589
S&P Dep Receipts Trust Ser I   UNIT SER I       78462f103      256     1918 SH       SOLE                     1918
Samaritan Pharimaceuticals     COM              79586q108       24    78000 SH       SOLE                    78000
Sclumberger LTD.               COM              806857108      318     5121 SH       SOLE                     5121
Smith International            COM              832110100      941    24245 SH       SOLE                    24245
Southern Company               COM              842587107      276     8000 SH       SOLE                     8000
Sysco Corporation              COM              871829107      210     6288 SH       SOLE                     6288
Time Warner Inc                COM              887317105      251    13745 SH       SOLE                    13745
Tribune Co                     COM              896047107     7664   234244 SH       SOLE                   234244
Verizon Communication          COM              92343v104      367     9889 SH       SOLE                     9889
Wal Mart Stores Inc            COM              931142103    11017   223376 SH       SOLE                   223376
Walt Disney Co                 COM DISNEY       254687106     8263   267311 SH       SOLE                   267311
Washington Mutual Inc          COM              939322103    10971   252389 SH       SOLE                   252389
Waste Management Inc           COM              94106l109     8224   224223 SH       SOLE                   224223
Wells Fargo & Company          COM              949746fa4     1699    46955 SH       SOLE                    46955